Disclosure - Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of security deposits and maintenance reserves [Abstract]
Breakdown of security deposits and maintenance reserves

	December, 31
Description	2024	2023

Security deposits	688,034	418,537
Maintenance reserves	2,942,716	2,153,310
Total	3,630,750	2,571,847

Provision for loss	(238,088)	(278,352)

Total, net	3,392,662	2,293,495

Current	328,876	515,692
Non-current	3,063,786	1,777,803

Schedule breakdown of security deposits and maintenance reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2022	374,960	2,164,601	2,539,561
Additions	234,972	357,759	592,731
Returns	(169,432)	(417,725)	(587,157)
Provision movement	—	135,284	135,284
Use by the lessor	—	(221,054)	(221,054)
Foreign currency exchange	(21,963)	(143,907)	(165,870)
At December 31, 2023	418,537	1,874,958	2,293,495

Additions	220,698	397,277	617,975
Returns	(57,028)	(183,923)	(240,951)
Provision movement	—	113,149	113,149
Use by the lessor	—	(41,042)	(41,042)
Foreign currency exchange	105,827	544,209	650,036
At December 31, 2024	688,034	2,704,628	3,392,662

At December 31, 2024
Current	113,799	215,077	328,876
Non-current	574,235	2,489,551	3,063,786

At December 31, 2023
Current	64,788	450,904	515,692
Non-current	353,749	1,424,054	1,777,803
The movement of the provision for loss of maintenance reserves is as follows:

Disclosure of breakdown of security

	December 31,
Description	2024	2023

Balances at the beginning of the year	(278,352)	(446,342)
Movements
Additions, net	75,549	(44,789)
Effective reversals	37,600	180,073
	113,149	135,284
Foreign currency exchange	(72,885)	32,706
Balances at the end of the year	(238,088)	(278,352)